Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Minimum Future Commitments Under Contractual Agreements	Principal Portion and Estimated Interest Lease Long-Term Purchase Capital Other December 31, 2022 Liabilities Debt Commitments Commitments Commitments Total Within 1 year 337 932 1,533 178 169 3,149 1 to 3 years 427 2,292 72 40 143 2,974 3 to 5 years 199 1,249 24 ‐ 74 1,546 Over 5 years 411 8,947 120 ‐ 58 9,536 Total 1,374 13,420 1,749 218 444 17,205